Registration No. 033-73244 and 811-08226

As filed with the Securities and Exchange Commission on December 8, 2015

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☐

Pre-Effective Amendment No.	☐

Post-Effective Amendment No.	54 ☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☐

Amendment No.	55 ☒

Templeton Global Investment Trust
(Exact Name of Registrant as Specified in Charter)

300 S.E. 2nd Street, Fort Lauderdale, Florida 33301-1923
(Address of Principal Executive Offices) (Zip Code)

(954) 527-7500
(Registrant's Telephone Number, Including Area Code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA 94403-1906

(Name and Address of Agent for Service of Process)

It is proposed that this filing will become effective (check appropriate box):

[ ]	immediately upon filing pursuant to paragraph (b) of Rule 485

[X]	on January 8, 2016 pursuant to paragraph (b) of Rule 485

[ ]	60 days after filing pursuant to paragraph (a)(1) of Rule 485

[ ]	on (date) pursuant to paragraph (a)(1) of Rule 485

[ ]	75 days after filing pursuant to paragraph (a)(2) of Rule 485

[ ]	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[ ]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment

This Amendment to the registration statement of the Registrant on Form N-1A (the “Amendment”) relates only to the prospectus and statement of additional information of Templeton Foreign Smaller Companies Fund of the Registrant and does not otherwise delete, amend, or supersede any other information relating to any other series of the Registrant.

PART A AND PART B

Post-Effective Amendment No. 52 to the Registrant’s Registration Statement on Form N-1A (“PEA 52”), relating only to the Templeton Foreign Smaller Companies Fund series of the Registrant (the “Fund”), was filed on August 27, 2015 (Accession #0000916488-15-000034) pursuant to Rule 485(a)(2).  Pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933 (“1933 Act”), Post-Effective Amendment No. 53 to the Registrant’s Registration Statement on Form N-1A, relating only to the Fund, was filed on November 9, 2015 (Accession #0000916488-15-000040) for the sole purpose of designating December 9, 2015 as the new effective date for PEA 52.  Pursuant to Rule 485(b)(1)(iii) of the 1933 Act, this Post-Effective Amendment No. 54 to the Registrant’s Registration Statement on Form N-1A, relating only to the Fund, is being filed for the sole purpose of designating January 8, 2016 as the new date upon which PEA 52 shall become effective.

Templeton Global Investment Trust

File Nos. 033-73244 and 811-08226

PART C

OTHER INFORMATION

Item 28. Exhibits

The following exhibits are incorporated by reference to the previously filed documents indicated below, except as noted:

(a)	Agreement and Declaration of Trust

(i)	Second Amended and Restated Agreement and Declaration of Trust dated October 18, 2006[8]

(ii)	Certificate of Amendment of Agreement and Declaration of Trust dated October 21, 2008[10]

(b)	By-Laws

(i)	Third Amended and Restated By-Laws dated October 18, 2006[8]

(c)	Instruments Defining Rights of Security Holders

(i)	Amended and Restated Agreement and Declaration of Trust

(a) Article III, Shares
(b) Article V, Shareholders’ Voting Powers and Meetings
(c) Article VI, Net Asset Value, Distributions, Redemptions and Transfers
(d) Articles VIII, Certain Transactions – Section 4
(e) Articles X, Miscellaneous – Section 4

(ii)	Amended and Restated Agreement By-Laws

(a) Article II, Meetings of Shareholders
(b) Article VI, Records and Reports – Section 1, 2 and 3
(c) Article VII, General Matters: - Sections 3, 4, 6, 7
(d) Articles VIII, Amendment – Section 1

(iii)	Part B: Statement of Additional Information – Item 22

(d)	Investment Advisory Contracts

(i)	Amended and Restated Investment Management Agreement between the Registrant and Templeton Global Advisors Limited on behalf of Templeton Global Balanced Fund dated May 1, 2013[16]

(ii)	Sub-Advisory Agreement between Templeton Global Advisors Limited and Franklin Advisers, Inc. on behalf of Templeton Global Balanced Fund dated March 1, 2005, as amended May 1, 2013[16]

(iii)	Amended and Restated Investment Management Agreement between the Registrant and Templeton Asset Management Ltd. on behalf of Templeton BRIC Fund dated May 1, 2013[16]

(iv)	Amended and Restated Investment Management Agreement between the Registrant and Templeton Asset Management Ltd. on behalf of Templeton Emerging Markets Small Cap Fund dated May 1, 2013[16]

(v)	Amended and Restated Investment Management Agreement between the Registrant and Templeton Asset Management Ltd. on behalf of Templeton Frontier Markets Fund dated May 1, 2013[16]

(vi)	Amended and Restated Investment Management Agreement between the Registrant and Templeton Asset Management Ltd. on behalf of Templeton Emerging Markets Balanced Fund dated May 1, 2013[16]

(vii)	Sub-Advisory Agreement between Templeton Asset Management Ltd. and Franklin Advisers, Inc. on behalf of Templeton Emerging Markets Balanced Fund dated May 17, 2011, as amended May 1, 2013[16]

(viii)	Form of Investment Management Agreement between the Registrant and Templeton Investment Counsel, LLC on behalf of Templeton Foreign Smaller Companies Fund[20]

(ix)	Form of Sub-Advisory Agreement between Templeton Investment Counsel, LLC and Franklin Templeton Investments Corp. on behalf of Templeton Foreign Smaller Companies Fund[20]

(e)	Underwriting Contracts

(i)	Forms of Selling Agreements between Franklin Templeton Distributors, Inc. and Securities Dealers dated May 1, 2010[12]

(ii)	Distribution Agreement between the Registrant and Franklin Templeton Distributors, Inc. on behalf of each series dated May 17, 2011[14]

(f)	Bonus or Profit Sharing Contracts

Not Applicable

(g)	Custodian Agreements

(i)	Amended and Restated Custody Agreement dated May 7, 1995[3]

(ii)	Amendment dated March 2, 1998 to the Custody Agreement[4]

(iii)	Amendment No. 2 dated July 23, 1998 to the Custody Agreement[4]

(iv)	Amendment No. 3 dated May 1, 2001 to the Custody Agreement[5]

(v)	Amendment to the Global Custody Agreement – JPMorgan Chase dated July 16, 2008[10]

(vi)	Master Custody Agreement dated February 16, 1996 between Registrant on behalf of Templeton Global Balanced Fund and The Bank of New York Mellon[10]

(vii)	Amendment dated May 7, 1997 to Master Custody Agreement dated February 16, 1996 between Registrant on behalf of Templeton Global Balanced Fund and The Bank of New York Mellon[10]

(viii)	Amendment dated February 27, 1998 to Master Custody Agreement dated February 16, 1996 between Registrant on behalf of Templeton Global Balanced Fund and The Bank of New York Mellon[10]

(ix)	Amendment dated May 16, 2001 to Master Custody Agreement dated February 16, 1996 between Registrant on behalf of Templeton Global Balanced Fund and The Bank of New York Mellon[10]

(x)	Amendment dated June 4, 2015 to Exhibit A of the Master Custody Agreement dated February 16, 1996 between Registrant on behalf of Templeton Global Balanced Fund and The Bank of New York Mellon[19]

(xi)

Amendment dated June 4, 2015 to Schedule 1 of the Amendment dated May 16, 2001 to the Master Custody Agreement between Registrant on behalf of Templeton Global Balanced Fund and The Bank of New York Mellon dated February 16, 1996[19]

(xii)	Amended and Restated Foreign Custody Management Agreement between the Registrant on behalf of Templeton Global Balanced Fund and The Bank of New York Mellon made as of May 16, 2001[10]

(xiii)	Amendment dated November 19, 2014 to Schedule 1 of the Foreign Custody Management Agreement[18]

(xiv)	Amendment dated November 19, 2014 to Schedule 2 of the Foreign Custody Management Agreement[18]

(xv)	Terminal Link Agreement dated February 16, 1996 between Registrant on behalf of Templeton Global Balanced Fund and The Bank of New York Mellon[10]

(xvi)	Amendment dated June 4, 2015 to Exhibit A of the Terminal Link Agreement between Registrant on behalf of Templeton Global Balanced Fund and the Bank of New York Mellon dated February 16, 1996[19]

(h)	Other Material Contracts

(i)	Amended and Restated Transfer Agent and Shareholder Services Agreement dated June 1, 2014[18]

(ii)	Shareholder Sub-Accounting Services Agreement[2]

(iii)	Sub-Transfer Agency Agreement dated June 22, 1994[6]

(iv)	Amendment to Sub-Transfer Agency Agreement dated January 1, 1999[6]

(v)	Assignment to Sub-Transfer Agency Agreement dated June 13, 2003[6]

(vi)

Subcontract for Fund Administrative Services between Templeton Global Advisor Limited and Franklin Templeton Services, LLC and the Registrant on behalf of Templeton Global Balanced Fund dated May 1, 2013, as amended May 1, 2014[17]

(vii)

Subcontract for Fund Administrative Services between Templeton Asset Management Ltd. and Franklin Templeton Services, LLC on behalf of Templeton Asian Growth Fund, Templeton BRIC Fund, Templeton Emerging Markets Balanced Fund, Templeton Emerging Markets Small Cap Fund and Templeton Frontier Markets Fund dated May 1, 2013, as amended May 1, 2014[17]

(viii)	Form of Subcontract for Fund Administrative Services between Templeton Investment Counsel, LLC and Franklin Templeton Services, LLC on behalf of Templeton Foreign Smaller Companies Fund[20]

(i)	Legal Opinion

(i)	Opinion and Consent of Counsel dated July 8, 2005[7]

(ii)	Legal opinion and consent of counsel dated July 31, 2008, Securities Act of 1933, with respect to Templeton Frontier Markets Fund[9]

(ii)	Legal opinion and consent of counsel with respect to Templeton Foreign Smaller Companies Fund

To be filed amendment

(j)	Other Opinion

Not Applicable

(k)	Omitted Financial Statements

Not Applicable

(l)	Initial Capital Agreements

(i)	Investment Letter[1]

(m)	Rule 12b-1 Plan

(i)	Amended and Restated Class A Distribution Plan – Templeton Global Balanced Fund dated July 20, 2011[14]

(ii)	Class A1 Distribution Plan – Templeton Global Balanced Fund dated July 20, 2011[14]

(iii)	Class C Distribution Plan – Templeton Global Balanced Fund dated March 1, 2011[13]

(iv)	Amended and Restated Class C1 Distribution Plan – Templeton Global Balanced Fund dated July 1, 2011[13]

(v)	Amended and Restated Class R Distribution Plan – Templeton Global Balanced Fund dated July 15, 2009[11]

(vi)	Amended and Restated Class A Distribution Plan – Templeton BRIC Fund dated February 24, 2009[10]

(vii)	Amended and Restated Class C Distribution Plan – Templeton BRIC Fund dated July 15, 2009[11]

(viii)	Amended and Restated Class A Distribution Plan - Templeton Emerging Markets Small Cap Fund dated February 24, 2009[10]

(ix)	Amended and Restated Class C Distribution Plan – Templeton Emerging Markets Small Cap Fund dated July 15, 2009[11]

(x)	Amended and Restated Class R Distribution Plan – Templeton Emerging Markets Small Cap Fund dated July 15, 2009[11]

(xi)	Amended and Restated Class A Distribution Plan - Templeton Frontier Markets Fund dated February 24, 2009[10]

(xii)	Amended and Restated Class C Distribution Plan – Templeton Frontier Markets Fund dated July 15, 2009[11]

(xiii)	Amended and Restated Class R Distribution Plan – Templeton Frontier Markets Fund dated July 15, 2009[11]

(xiv)	Class A Distribution Plan - Templeton Emerging Markets Balanced Fund dated May 17, 2011[14]

(xv)	Class C Distribution Plan - Templeton Emerging Markets Balanced Fund dated May 17, 2011[14]

(xvi)	Class R Distribution Plan - Templeton Emerging Markets Balanced Fund dated May 17, 2011[14]

(xvii)	Form of Class A Distribution Plan - Templeton Foreign Smaller Companies Fund[20]

(xviii)	Form of Class C Distribution Plan – Templeton Foreign Smaller Companies Fund[20]

(n)	Rule 18f-3 Plan

(i)	Multi-Class Plan - Templeton Emerging Markets Small Cap Fund dated July 19, 2006[8]

(ii)	Multi-Class Plan - Templeton BRIC Fund dated October 16, 2007[10]

(iii)	Amended and Restated Multi-Class Plan - Templeton Frontier Markets Fund dated December 6, 2012 effective May 1, 2013[15]

(iv)	Amended and Restated Multi-Class Plan – Templeton Global Balanced Fund dated December 6, 2012, effective May 1, 2013[15]

(v)	Multi-Class Plan Templeton Emerging Markets Balanced Fund dated May 17, 2011[14]

(vi)	Form of Multi-Class Plan on behalf Templeton Foreign Smaller Companies Fund dated[20]

(p)	Code of Ethics

(i)	Code of Ethics dated May 1, 2013[17]

(q)	Power of Attorney

(i)	Powers of Attorney dated December 4, 2014[18]

1.	Previously filed with Post-Effective Amendment No. 5 to the Registration Statement on May 1, 1995.

2.	Previously filed with Post-Effective Amendment No. 7 to the Registration Statement on July 7, 1995.

3.	Previously filed with Post-Effective Amendment No. 9 to the Registration Statement on July 22, 1996.

4.	Previously filed with Post-Effective Amendment No. 13 to the Registration Statement on May 27, 1999.

5	Previously filed with Post-Effective Amendment No. 18 to the Registration Statement on July 29, 2002.

6.	Previously filed with Post-Effective Amendment No. 21 to the Registration Statement on July 28, 2004.

7.	Previously filed with Post-Effective Amendment No. 23 to the Registration Statement on July 28, 2005.

8.	Previously filed with Post-Effective Amendment No. 27 to the Registration Statement on July 27, 2007.

9.	Previously filed with Post-Effective Amendment No. 29 to the Registration Statement on August 1, 2008.

10.	Previously filed with Post-Effective Amendment No. 30 to the Registration Statement on July 29, 2009.

11.	Previously filed with Post-Effective Amendment No. 31 to the Registration Statement on May 28, 2010.

12.	Previously filed with Post-Effective Amendment No. 32 to the Registration Statement on August 2, 2010.

13.	Previously filed with Post-Effective Amendment No. 39 to the Registration Statement on July 28, 2011.

14.	Previously filed with Post-Effective Amendment No. 41 to the Registration Statement on July 26, 2012.

15.	Previously filed with Post-Effective Amendment No. 43 to the Registration Statement on April 30, 2013.

16.	Previously filed with Post-Effective Amendment No. 45 to the Registration Statement on July 26, 2013.

17.	Previously filed with Post-Effective Amendment No. 47 to the Registration Statement on July 28, 2014.

18.	Previously filed with Post-Effective Amendment No. 49 to the Registration Statement on June 1, 2015.

19.	Previously filed with Post-Effective Amendment No. 50 to the Registration Statement on July 28, 2015.

20.	Previously filed with Post-Effective Amendment No. 52 to the Registration Statement on August 27, 2015.

Item 29.  Persons Controlled by or Under Common Control with Registrant

None

Item 30.  Indemnification

The Amended and Restated Agreement and Declaration of Trust (the "Declaration") provides that any person who is or was a Trustee, officer, employee or other agent, including the underwriter, of such Trust shall be liable to the Trust and its shareholders only for (1) any act or omission that constitutes a bad faith violation of the implied contractual covenant of good faith and fair dealing, or (2) the person's own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person (such conduct referred to herein as Disqualifying Conduct) and for nothing else. Except in these instances and to the fullest extent that limitations of liability of agents are permitted by the Delaware Statutory Trust Act (the "Delaware Act"), these Agents (as defined in the Declaration) shall not be responsible or liable for any act or omission of any other Agent of the Trust or any investment adviser or principal underwriter. Moreover, except and to the extent provided in these instances, none of these Agents, when acting in their respective capacity as such, shall be personally liable to any other person, other than such Trust or its shareholders, for any act, omission or obligation of the Trust or any trustee thereof.

The Trust shall indemnify, out of its property, to the fullest extent permitted under applicable law, any of the persons who was or is a party, or is threatened to be made a party to any Proceeding (as defined in the Declaration) because the person is or was an Agent of such Trust. These persons shall be indemnified against any Expenses (as defined in the Declaration), judgments, fines, settlements and other amounts actually and reasonably incurred in connection with the Proceeding if the person acted in good faith or, in the case of a criminal proceeding, had no reasonable cause to believe that the conduct was unlawful. The termination of any Proceeding by judgment, order, settlement, conviction or plea of nolo contendere or its equivalent shall not in itself create a presumption that the person did not act in good faith or that the person had reasonable cause to believe that the person's conduct was unlawful. There shall nonetheless be no indemnification for a person's own Disqualifying Conduct.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be permitted to Trustees, officers and controlling persons of the Trust pursuant to the foregoing provisions, or otherwise, the Trust has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Trust of expenses incurred or paid by a Trustee, officer or controlling person of the Trust in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with securities being registered, the Trust may be required, unless in the opinion of its counsel the matter has been settled by controlling precedent, to submit to a court or appropriate jurisdiction the question whether such indemnification is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31.  Business and Other Connections of Investment Adviser

(a)	Templeton Global Advisors Limited (TGAL)

The officers and directors of TGAL also serve as officers and/or directors for (1) TGAL’s corporate parent, Franklin Resources, Inc. (Resources), and/or (2) other investment companies in Franklin Templeton Investments.

For additional information please see Part B and Schedules A and D of Form ADV of TGAL (SEC File 801-42343), incorporated herein by reference, which sets forth the officers and directors of TGAL and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years.

(b)	Franklin Advisers, Inc. (Advisers)

The officers and directors of Advisers also serve as officers and/or directors for (1) Advisers’ corporate parent, Resources, and/or (2) other investment companies in Franklin Templeton Investments.

For additional information please see Part B and Schedules A and D of Form ADV of Advisers (SEC File 801-26292), incorporated herein by reference, which sets forth the officers and directors of Advisers and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years.

(c)	Templeton Asset Management Ltd. (TAML)

The officers and directors of TAML also serve as officers and/or directors for (1) TAML’s corporate parent, Resources, and/or (2) other investment companies in Franklin Templeton Investments.

For additional information please see Part B and Schedules A and D of Form ADV of TAML (SEC File 801-46997), incorporated herein by reference, which sets forth the officers and directors of TAML and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years.

(d)	Templeton Investment Counsel, LLC (Investment Counsel)

Investment Counsel is an indirect, wholly owned subsidiary of Resources. The officers of Investment Counsel also serve as officers for (1) Resources and/or (2) other investment companies in Franklin Templeton Investments.

For additional information please see Part B and Schedules A and D of Form ADV of Investment Counsel (SEC File 801-15125), incorporated herein by reference, which sets forth the officers and directors of Investment Counsel and information as to any business, profession, vocation or employment of a substantial nature engaged in by those and directors officers during the past two years.

(e)	Franklin Templeton Investments Corp. (FTIC)

FTIC is an indirect, wholly owned subsidiary of Resources. The officers of FTIC also serve as officers and/or directors for (1) Resources and/or (2) other investment companies in Franklin Templeton Investments.

For additional information please see Part B and Schedules A and D of Form ADV of FTIC (SEC File 801-58185), incorporated herein by reference, which sets forth the officers and directors of FTIC and information as to any business, profession, vocation or employment of a substantial nature engaged in by those and directors officers during the past two years.

Item 32.	Principal Underwriters

(a)	Franklin Templeton Distributors, Inc. (Distributors) also acts as principal underwriter of shares of:

Franklin Alternative Strategies Funds
Franklin California Tax Free Income Fund
Franklin California Tax Free Trust
Franklin Custodian Funds
Franklin ETF Trust
Franklin Federal Tax-Free Income Fund
Franklin Fund Allocator Series
Franklin Global Trust
Franklin Gold and Precious Metals Fund
Franklin High Income Trust
Franklin Investors Securities Trust
Franklin Managed Trust
Franklin Municipal Securities Trust
Franklin Mutual Series Funds
Franklin New York Tax-Free Income Fund
Franklin New York Tax-Free Trust
Franklin Real Estate Securities Trust
Franklin Strategic Mortgage Portfolio
Franklin Strategic Series
Franklin Tax-Free Trust
Franklin Templeton Global Trust
Franklin Templeton International Trust
Franklin Templeton Money Fund Trust
Franklin Templeton Variable Insurance Products Trust
Franklin U.S. Government Money Fund
Franklin Value Investors Trust
Institutional Fiduciary Trust
Templeton China World Fund
Templeton Developing Markets Trust
Templeton Funds
Templeton Global Opportunities Trust
Templeton Global Smaller Companies Fund
Templeton Growth Fund, Inc.
Templeton Income Trust
Templeton Institutional Funds

(b)

The information required with respect to each director and officer of Distributors is incorporated by reference to Part B of this Form N-1A and Schedule A of Form BD filed by Distributors with the Securities and Exchange Commission pursuant to the Securities Act of 1934 (SEC File No. 008-05889).

(c)	Not Applicable. Registrant’s principal underwriter is an affiliated person of the Registrant.

Item 33.	Location of Accounts and Records

Certain accounts, books, and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and rules promulgated thereunder are located at 300 S.E. 2nd Street, Fort Lauderdale, FL 33301-1923. Other records are maintained at the offices of Franklin Templeton Investors Services, LLC, 100 Fountain Parkway, St. Petersburg, FL 33716 and 3344 Quality Drive, Rancho Cordova, CA 95671-7313.

Item 34.	Management Services

There are no management related service contracts not discussed in Part A or Part B.

Item 35.	Undertakings

Not Applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Fort Lauderdale and the State of Florida, on the 7th day of December, 2015.

TEMPLETON GLOBAL INVESTMENT TRUST

(REGISTRANT)

By: /s/LORI A. WEBER

Lori A. Weber

Vice President& Secretary

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

Signature	Title	Date

NORMAN J. BOERSMA*
Norman J. Boersma	President and Chief Executive Officer – Investment Management	December 7, 2015

LAURA F. FERGERSON*
Laura F. Fergerson	Chief Executive Officer – Finance and Administration	December 7, 2015

MARK H. OTANI*
Mark H. Otani	Chief Financial Officer and Chief Accounting Officer	December 7, 2015

HARRIS J. ASHTON*
Harris J. Ashton	Trustee	December 7, 2015

ANN TORRE BATES*
Ann Torre Bates	Trustee	December 7, 2015

FRANK J. CROTHERS*
Frank J. Crothers	Trustee	December 7, 2015

EDITH E. HOLIDAY*
Edith E. Holiday	Trustee	December 7, 2015

GREGORY E. JOHNSON*
Gregory E. Johnson	Trustee	December 7, 2015

RUPERT H. JOHNSON, JR.*
Rupert H. Johnson, Jr.	Trustee	December 7, 2015

J. MICHAEL LUTTIG*
J. Michael Luttig	Trustee	December 7, 2015

DAVID W. NIEMIEC*
David W. Niemiec	Trustee	December 7, 2015

FRANK A. OLSON*
Frank A. Olson	Trustee	December 7, 2015

LARRY D. THOMPSON*
Larry D. Thompson	Trustee	December 7, 2015

CONSTANTINE D. TSERETOPOULOS*
Constantine D. Tseretopoulos	Trustee	December 7, 2015

ROBERT E. WADE*
Robert E. Wade	Trustee	December 7, 2015

* By: /s/LORI A. WEBER

Lori A. Weber

Attorney-in-fact

(Pursuant to Powers of Attorney previously filed)

TEMPLETON GLOBAL INVESTMENT TRUST

REGISTRATION STATEMENT

EXHIBIT INDEX

The following exhibits are attached:

None